Pension and Other Benefit Programs (Benefit Obligations and Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation:
Interest cost		$ 7	$ 8
Actuarial gain		(20)	(12)
Plan settlements			(55)
Change in plan assets:
Fair value of plan assets at acquisition date		666
Company contributions		10	10	$ 51
Fair value of plan assets at end of year		681	666
U.S. Operations
Change in benefit obligation:
Benefit obligation at beginning of year		861	916
Interest cost	$ 37	27	34
Actuarial gain		14	(38)
Benefits paid		(49)	(51)
Benefit obligation at year end		853	861	916
Change in plan assets:
Fair value of plan assets at acquisition date		666	718
Actual return on plan assets		54	(11)
Company contributions		10	10
Benefits paid		(49)	(51)
Fair value of plan assets at end of year		681	666	$ 718
Funded status		(172)	(195)
Accumulated benefit obligation		853	861
Amounts recognized in the accompanying consolidated balance sheet:
Non-current liabilities		$ (172)	$ (195)